Available for Sale Debt Securities - Summary of Available for Sale Debt Securities (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt and Equity Securities, FV-NI [Line Items]
Cost	$ 125,121	$ 125,121
Unrealized gains	65,833	6,159
Fair Value	190,954	131,280
Available for sale debt securities, current	28,500	0
Available for sale debt securities, noncurrent	162,454	131,280
Preferred Shares
Debt and Equity Securities, FV-NI [Line Items]
Cost	125,121	125,121
Unrealized gains	65,833	6,159
Fair Value	$ 190,954	$ 131,280